Acquisitions Completed (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 All Acquisitions	Dec. 31, 2012 Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio")	Dec. 31, 2013 Other Acquisitions	Dec. 31, 2012 Other Acquisitions	Dec. 31, 2013 ZONARE
Business Acquisition [Line Items]
Purchase Price				$ 9,413	$ 35,263	$ 11,284	$ 21,025	$ 101,105
Goodwill	242,476	163,016	128,840	12,025	20,545	7,224	12,438	70,694
Amortizable Intangible				$ 3,716	$ 35,153	$ 8,840	$ 13,248	$ 49,100